Borrowings - Additional Information (Detail) Share data in Millions, unless otherwise specified	12 Months Ended				1 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 AUD	Dec. 31, 2013 USD ($)	Dec. 19, 2013	Feb. 28, 2015 Subsequent Event [Member] USD ($)	Dec. 19, 2013 Athyrium Credit Agreement [Member] USD ($)	Dec. 31, 2014 Athyrium Credit Agreement [Member] USD ($)	Dec. 31, 2013 Athyrium Credit Agreement [Member] USD ($)	Dec. 19, 2013 Athyrium Credit Agreement [Member] USD ($)	Dec. 19, 2013 Athyrium Credit Agreement [Member]	Jan. 30, 2015 Athyrium Credit Agreement [Member] Subsequent Event [Member] USD ($)
Debt Instrument [Line Items]
Athyrium credit agreement, date							Dec. 19, 2013
Secured term loan, amount									$ 25,000,000
Secured term loan, drawn amount	15,000,000		15,000,000					15,000,000
Secured term loan, undrawn amount							10,000,000
Amount available to be drawn within 30 days							5,000,000
Quarterly service fee revenues							1,800,000
Amount available to be drawn within 30 days							5,000,000
Verio QSF plus coagulation manufacturing revenues							2,500,000
Term loan maturity date							Dec. 19, 2018
Interest charged	2.84%	2.84%					10.50%
Term loan period							5 years
Default interest rate under credit agreement							13.00%
Minimum voluntary repayments							2,500,000
Percentage of prepayment to lenders on net cash proceeds received							100.00%
Prepayment premium prior to second anniversary, percentage							20.00%
Prepayment premium after second anniversary, percentage							15.00%
Non-refundable fee paid						625,000					200,000
Non-refundable fee as percentage of aggregate credit facility						2.50%
Percentage of commitment fee paid						2.00%
Percentage of milestone payments							30.00%
Maximum milestone payments to be paid							600,000
Milestone payments paid					300,000
Minimum unrestricted cash required							2,000,000
Number of common stock entitled by issuing warrants				4.5					4.5	4.5
Exercise price									1.00	1.00
Percentage of premium over closing price of common stock				117.00%					117.00%	117.00%
Warrants exercisable period	7 years	7 years					7 years
Total amount financed		498,890